DBX ETF Trust | 1
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.4%
Australia — 2.7%
South32 Ltd.
237,056 820,403
Woodside Energy Group Ltd.
8,938 197,171
(Cost $942,374)
1,017,574
Brazil — 4.2%
Petroleo Brasileiro SA -
Petrobras, ADR
23,606 443,085
Suzano SA, ADR (a)
78,573 642,727
Vale SA
28,918 473,486
(Cost $1,371,921)
1,559,298
Canada — 20.6%
Canadian Natural Resources Ltd.
12,934 588,699
Capstone Copper Corp. *
85,800 934,890
Cenovus Energy, Inc.
27,559 761,421
First Quantum Minerals Ltd. *
17,365 534,986
Franco-Nevada Corp.
1,588 368,149
Kinross Gold Corp.
32,453 986,630
Nexgen Energy Ltd. *
33,450 386,330
Nutrien Ltd.
32,910 2,255,478
Suncor Energy, Inc.
12,927 808,624
(Cost $5,970,440)
7,625,207
China — 2.1%
Zijin Mining Group Co. Ltd.,
Class H
(Cost $817,668)
183,440 767,240
Finland — 3.6%
Stora Enso OYJ, Class R
53,221 623,858
UPM-Kymmene OYJ
23,713 692,904
(Cost $1,335,743)
1,316,762
France — 3.7%
TotalEnergies SE
(Cost $1,093,685)
15,420 1,352,818
India — 1.7%
Reliance Industries Ltd., GDR,
144A
(Cost $654,917)
11,011 615,515
Ireland — 3.0%
Smurfit Westrock PLC
(Cost $1,140,434)
26,637 1,096,113
Italy — 1.4%
Eni SpA
(Cost $571,188)
20,302 533,768
Netherlands — 1.7%
JBS NV, Class A
(Cost $704,103)
51,258 639,187
Norway — 1.6%
Equinor ASA
2,525 91,620
Number
of Shares Value $
Norsk Hydro ASA
39,520 484,414
(Cost $350,481)
576,034
South Africa — 2.9%
Gold Fields Ltd., ADR
18,189 725,014
Gold Fields Ltd.
8,810 348,954
(Cost $653,658)
1,073,968
Spain — 0.2%
Repsol SA
(Cost $93,973)
3,662 94,185
Sweden — 0.8%
Svenska Cellulosa AB SCA,
Class B
(Cost $325,116)
26,342 290,430
Switzerland — 3.0%
Glencore PLC *
(Cost $746,601)
143,777 1,100,421
United Kingdom — 8.3%
Anglo American PLC
18,898 1,015,887
BP PLC
32,491 228,529
Rio Tinto PLC
5,638 605,548
Shell PLC
29,462 1,238,262
(Cost $2,416,596)
3,088,226
United States — 37.9%
Albemarle Corp.
3,548 625,938
Anglogold Ashanti PLC
7,926 767,554
AptarGroup, Inc.
3,037 351,836
Archer-Daniels-Midland Co.
7,831 624,757
Avery Dennison Corp.
1,211 192,634
Baker Hughes Co.
3,764 240,444
Ball Corp.
10,335 565,014
Bunge Global SA
3,600 443,880
CF Industries Holdings, Inc.
3,963 445,243
Chevron Corp.
3,663 668,351
Commercial Metals Co.
4,367 332,110
ConocoPhillips
912 103,950
Corteva, Inc.
12,028 941,552
Darling Ingredients, Inc. *
8,259 488,107
Devon Energy Corp.
7,134 317,392
Diamondback Energy, Inc.
2,776 531,549
Exxon Mobil Corp.
7,210 1,047,325
Halliburton Co.
3,886 150,971
Marathon Petroleum Corp.
1,213 301,758
Mosaic Co.
13,386 319,925
Newmont Corp.
14,309 1,571,271
Nucor Corp.
1,118 279,500
Ovintiv, Inc.
10,407 583,208
Packaging Corp. of America
2,680 586,679
Silgan Holdings, Inc.
8,403 315,617
SLB Ltd.
2,335 127,374

2 | DBX ETF Trust
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
(Continued)
May 31, 2026 (Unaudited)
Securities are listed in country of domicile.
Number
of Shares Value $
Solaris Energy Infrastructure,
Inc.
4,853 337,478
Valero Energy Corp.
1,088 266,364
Weyerhaeuser Co. REIT
20,550 503,681
(Cost $11,684,530)
14,031,462
TOTAL COMMON STOCKS
(Cost $30,873,428)
36,778,208
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
3.57% (b)
(Cost $1,065)
1,065 1,065
TOTAL INVESTMENTS — 99.4%
(Cost $30,874,493)
36,779,273
Other assets and liabilities,
net — 0.6%
225,589
NET ASSETS — 100.0%
37,004,862
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (b)(c)
— — — — — 3,192 — — —
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 3.57% (b)
19,357 7,088,059 (7,106,351) — — 3,519 — 1,065 1,065
19,357 7,088,059 (7,106,351) — — 6,711 — 1,065 1,065
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $645,402, which is 1.7% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-
cash U.S. Treasury securities collateral having a value of $669,947.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers RREEF Global Natural Resources ETF
(Continued)
May 31, 2026 (Unaudited)
At May 31, 2026 the Xtrackers RREEF Global Natural Resources ETF had the following sector diversification:
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NRES-PH3
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Metals & Mining
12,116,458 33 .0
Oil, Gas & Consumable Fuels
11,159,922 30 .3
Chemicals
4,588,136 12 .5
Containers & Packaging
3,107,893 8 .4
Paper & Forest Products
2,249,920 6 .1
Food Products
2,195,931 6 .0
Energy Equipment & Services
856,267 2 .3
Specialized REITs
503,681 1 .4
Total
36,778,208 100 .0
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 36,778,208 $ — $ — $ 36,778,208
Short-Term Investments (a)
1,065 — — 1,065
TOTAL
$ 36,779,273 $ — $ — $ 36,779,273
(a)
See Schedule of Investments for additional detailed categorizations.